Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,043,000.00
Previously Paid Amount	0.00
Total Fee Amount	159.68
Total Offset Amount	0.00
Net Fee	159.68
Narrative - Max Aggregate Offering Price	$ 1,043,000.00
Final Prospectus	true